Quarterly Holdings Report
for
Fidelity Managed Retirement 2020 Fund℠
April 30, 2024
RW38-NPRT3-0624
1.867270.116
Domestic Equity Funds - 17.9%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	19,179	332,759
Fidelity Series Commodity Strategy Fund (a)	781	75,788
Fidelity Series Large Cap Growth Index Fund (a)	10,296	210,451
Fidelity Series Large Cap Stock Fund (a)	10,371	222,656
Fidelity Series Large Cap Value Index Fund (a)	25,949	397,805
Fidelity Series Small Cap Core Fund (a)	343	3,793
Fidelity Series Small Cap Opportunities Fund (a)	6,789	97,489
Fidelity Series Value Discovery Fund (a)	9,676	147,369
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,135,059)		1,488,110

International Equity Funds - 18.3%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	6,143	91,472
Fidelity Series Emerging Markets Fund (a)	12,293	107,317
Fidelity Series Emerging Markets Opportunities Fund (a)	24,053	429,589
Fidelity Series International Growth Fund (a)	12,899	227,402
Fidelity Series International Index Fund (a)	7,175	86,605
Fidelity Series International Small Cap Fund (a)	7,429	124,584
Fidelity Series International Value Fund (a)	18,627	229,107
Fidelity Series Overseas Fund (a)	16,909	228,108
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,297,701)		1,524,184

Bond Funds - 62.3%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	95,881	914,704
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	54,613	403,042
Fidelity Series Corporate Bond Fund (a)	71,423	639,952
Fidelity Series Emerging Markets Debt Fund (a)	5,704	43,863
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,589	13,964
Fidelity Series Floating Rate High Income Fund (a)	936	8,446
Fidelity Series Government Bond Index Fund (a)	107,399	952,632
Fidelity Series High Income Fund (a)	5,442	45,328
Fidelity Series International Credit Fund (a)	240	1,905
Fidelity Series International Developed Markets Bond Index Fund (a)	39,335	334,350
Fidelity Series Investment Grade Bond Fund (a)	97,941	947,091
Fidelity Series Investment Grade Securitized Fund (a)	72,097	617,872
Fidelity Series Long-Term Treasury Bond Index Fund (a)	47,738	252,531
Fidelity Series Real Estate Income Fund (a)	858	8,250
TOTAL BOND FUNDS (Cost $5,907,505)		5,183,930

Short-Term Funds - 1.5%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.4% (a)(b)	28,397	28,397
Fidelity Series Short-Term Credit Fund (a)	2,116	20,713
Fidelity Series Treasury Bill Index Fund (a)	8,111	80,545
TOTAL SHORT-TERM FUNDS (Cost $129,887)		129,655

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $8,470,152)	8,325,879
NET OTHER ASSETS (LIABILITIES) - 0.0%	(3,131)
NET ASSETS - 100.0%	8,322,748

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	903,622	186,488	180,799	23,887	(3,572)	8,965	914,704
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	448,419	51,406	69,064	14,670	(11,366)	(16,353)	403,042
Fidelity Series Blue Chip Growth Fund	295,007	62,934	81,955	1,693	3,651	53,122	332,759
Fidelity Series Canada Fund	96,684	15,275	22,307	3,325	3,073	(1,253)	91,472
Fidelity Series Commodity Strategy Fund	66,092	26,479	12,795	2,657	(1,068)	(2,920)	75,788
Fidelity Series Corporate Bond Fund	621,030	119,761	94,918	20,800	(4,797)	(1,124)	639,952
Fidelity Series Emerging Markets Debt Fund	45,311	6,070	8,573	2,184	(688)	1,743	43,863
Fidelity Series Emerging Markets Debt Local Currency Fund	15,382	2,800	2,839	1,066	(231)	(1,148)	13,964
Fidelity Series Emerging Markets Fund	116,200	27,414	36,296	2,875	(619)	618	107,317
Fidelity Series Emerging Markets Opportunities Fund	462,813	116,436	145,566	13,273	(7,895)	3,801	429,589
Fidelity Series Floating Rate High Income Fund	8,858	1,888	2,328	656	13	15	8,446
Fidelity Series Government Bond Index Fund	902,994	200,252	126,188	21,565	(7,341)	(17,085)	952,632
Fidelity Series Government Money Market Fund 5.4%	123,748	22,901	118,252	3,167	-	-	28,397
Fidelity Series High Income Fund	47,504	6,528	9,128	2,310	(793)	1,217	45,328
Fidelity Series International Credit Fund	1,789	62	-	62	-	54	1,905
Fidelity Series International Developed Markets Bond Index Fund	346,129	54,734	65,697	11,776	(2,450)	1,634	334,350
Fidelity Series International Growth Fund	243,958	39,316	72,110	3,209	2,273	13,965	227,402
Fidelity Series International Index Fund	92,199	13,769	21,860	2,644	2,394	103	86,605
Fidelity Series International Small Cap Fund	76,370	71,472	33,442	4,860	(173)	10,357	124,584
Fidelity Series International Value Fund	245,605	33,600	67,988	7,991	9,552	8,338	229,107
Fidelity Series Investment Grade Bond Fund	922,704	179,885	132,923	29,758	(11,502)	(11,073)	947,091
Fidelity Series Investment Grade Securitized Fund	626,368	108,936	97,864	19,671	(6,468)	(13,100)	617,872
Fidelity Series Large Cap Growth Index Fund	186,316	40,424	42,911	1,221	3,091	23,531	210,451
Fidelity Series Large Cap Stock Fund	206,623	51,689	55,584	10,879	2,838	17,090	222,656
Fidelity Series Large Cap Value Index Fund	383,990	114,346	112,364	15,905	5,605	6,228	397,805
Fidelity Series Long-Term Treasury Bond Index Fund	371,293	99,339	190,520	9,284	(66,082)	38,501	252,531
Fidelity Series Overseas Fund	244,227	37,924	70,061	4,085	10,213	5,805	228,108
Fidelity Series Real Estate Income Fund	12,187	1,250	5,073	539	(277)	163	8,250
Fidelity Series Short-Term Credit Fund	69,208	7,282	57,013	1,423	(542)	1,778	20,713
Fidelity Series Small Cap Core Fund	1,355	2,990	483	15	46	(115)	3,793
Fidelity Series Small Cap Opportunities Fund	94,427	19,311	23,973	984	1,398	6,326	97,489
Fidelity Series Treasury Bill Index Fund	335,280	75,881	330,340	9,115	(1,155)	879	80,545
Fidelity Series Value Discovery Fund	141,611	41,326	35,459	7,340	2,041	(2,150)	147,369
	8,755,303	1,840,168	2,326,673	254,889	(80,831)	137,912	8,325,879

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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